Average Annual Total Returns - FidelitySeriesInternationalIndexFund-PRO - FidelitySeriesInternationalIndexFund-PRO - Fidelity Series International Index Fund	Dec. 30, 2023
Fidelity Series International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.18%)
Since Inception	2.79%	[1]
Fidelity Series International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.58%)
Since Inception	2.24%	[1]
Fidelity Series International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.91%)
Since Inception	2.14%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Since Inception	2.93%	[1]

[1]	AFrom August 17, 2018.